REVENUE (Tables)	12 Months Ended
Dec. 31, 2024
REVENUE
Schedule of revenue

	Year ended
	December 31
	2024	2023
Gold	$330,929	$230,955
Silver	12,989	2,688
Revenue	$343,918	$233,643

Customer A	$27,713	$54,707
Customer B	139,981	70,072
Customer C	156,147	97,334
Others	20,077	11,530
Revenue	$343,918	$233,643